Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets/Liabilities Measured at Fair Value on Recurring Basis
Assets/Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurement at December 31, 2014
	Quoted Price in Active			Significant
	Markets for Identical		Significant Other	Unobservable
	Instruments		Observable Inputs	Inputs
	Level 1		Level 2	Level 3	Total
Assets
Cash and cash equivalents	$100	(1)	$2,207	$-	$2,307
Liabilities
Derivative liabilities	$-		$1,319		$1,319
Total	$100		$3,526	$-	$3,626

(1) The Company held $100 in cash, of which $53 was in Canadian funds (translated into US dollars).